36. Financial Instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of credit risk exposure [line items]
Exposure to credit risk	R$ 11,014,971	R$ 9,872,799	R$ 9,283,131
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Exposure to credit risk	1,040,075	982,073	1,480,727
Bonds and securities
Disclosure of credit risk exposure [line items]
Exposure to credit risk	219,663	331,745	385,631
Pledges and restricted deposits linked
Disclosure of credit risk exposure [line items]
Exposure to credit risk	135,037	74,368	88,137
Trade accounts receivable
Disclosure of credit risk exposure [line items]
Exposure to credit risk	2,994,322	2,488,141	3,107,889
CRC Transferred to the State Government of Paraná
Disclosure of credit risk exposure [line items]
Exposure to credit risk	1,516,362	1,522,735	1,383,242
Sectorial financial assets
Disclosure of credit risk exposure [line items]
Exposure to credit risk	343,218	0	1,045,662
Accounts receivable related to the concession
Disclosure of credit risk exposure [line items]
Exposure to credit risk	3,903,643	3,227,224	1,367,613
Accounts receivable related to the concession - bonus from the grant
Disclosure of credit risk exposure [line items]
Exposure to credit risk	606,479	586,706	0
Accounts receivable related to the concession compensation
Disclosure of credit risk exposure [line items]
Exposure to credit risk	68,859	67,401	219,556
State of Paraná - Government Programs
Disclosure of credit risk exposure [line items]
Exposure to credit risk	130,417	155,141	187,048
Mutual Related Parties
Disclosure of credit risk exposure [line items]
Exposure to credit risk	38,169	28,968	0
Other temporary investments
Disclosure of credit risk exposure [line items]
Exposure to credit risk	R$ 18,727	R$ 408,297	R$ 17,626